Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Transfer of Global Prime Finance and Electronic Equities platform to BNP Paribas S.A.
Classification of assets as held for sale of the Capital Release Unit (CRU)	€ 5,000
Classification of liabilities as held for sale of the Capital Release Unit (CRU)	9,600
Write-down of IT software and hardware assets recorded in General and administrative expenses in CRU	28
Further impairment loss of transferred assets measured at lower of their carrying amount and fair value less cost to sell	€ 3